AIG Consumer Insurance 2919 Allen Parkway Houston, Texas 77019 www.aig.com Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 5931 nori.gabert@valic.com

VIA EDGAR

April 24, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   SunAmerica Series Trust (the “Registrant”)

File Numbers 33-52742 and 811-07238

CIK Number 0000892538

Commissioners:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 78 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act. This filing reflects various immaterial changes from the Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 77 to the Registration Statement filed by the Registrant pursuant to Rule 485(a) on February 17, 2015. The Registrant is responding to the Staff’s comments by separate letter.

The Amendment will be effective on May 1, 2015. Please contact me at 713.831.5165 if you have questions or need further information.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert

Vice President and Deputy General Counsel

Enclosures